DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Jul. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 7 – DERIVATIVE FINANCIAL INSTRUMENTS

Embedded derivatives

The Company’s convertible promissory notes and convertible preferred stock gave rise to derivative financial instruments. The notes and preferred stock embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of July 31, 2026 and October 31, 2025 and the amounts that were reflected in operations related to derivatives for the period ended:

	July 31, 2026
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivative liabilities – convertible notes payable	490,573	$522,227
Embedded derivative liabilities – convertible preferred stock	1,100,189	1,133,332
Total	1,590,762	$1,655,559

	October 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivative liabilities	78,743	$39,543
Total	78,743	$39,543

The following table summarizes the effects on the Company’s loss associated with changes in the fair values of the derivative financial instruments by type of financing for the three and nine months ended July 31, 2026 and 2025:

	For the Three months Ended
	July 31, 2026	July 31, 2025
Embedded derivative liability	$(412,977)	$–
Total gain (loss)	$(412,977)	$–

	For the Nine months Ended
	July 31, 2026	July 31, 2025
Embedded derivative liability	$(413,455)	$–
Warrant derivative liability	(318,464)	–
Total gain (loss)	$(731,919)	$–

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in operations. The Company has selected the Lattice Model valuation technique to fair value the embedded derivatives because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Lattice Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has passed, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price. Significant range of inputs and results arising from the Lattice Model process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	Inception Dates Note & Preferred Stock	Period Ended July 31, 2026
Underlying price on valuation date	$1.65 - 5.15	$1.35 - 3.11
Effective contractual conversion rates	$1.00 - 4.40	$0.73 - 1.94
Contractual term to maturity	0.49 - 1.00 years	0.04 - 0.54 years
Market volatility:
Volatility	20.47 - 26.90%	14.36 - 22.44%
Risk-adjusted interest rate	3.42 - 4.06%	3.69 - 4.05%

The detachable warrants issued with the convertible notes require derivative liability classification due to agreements containing a fundamental transaction clause which could require net cash settlement in certain situations. The warrant fair value was calculated using the Black-Scholes option pricing model using the following inputs:

Inception
Dates Note
Underlying price on valuation date	$0.60
Effective contractual conversion rates	$0.50
Contractual term to maturity	5.00 years
Market volatility:
Volatility	23.36%
Risk-adjusted interest rate	3.72%

The following table reflects the issuances of derivatives and changes in fair value inputs and assumptions related to the embedded derivatives for the three and nine months ended July 31, 2026 and 2025, respectively.

	Nine Months Ended
	July 31, 2026	July 31, 2025
Balances at beginning of period	$39,543	$–
Issuances:
Embedded derivatives – convertible notes payable	951,166	–
Embedded derivatives – convertible preferred stock	760,871
Warrant derivatives	72,973	–
Extinguishments:
Embedded derivatives	(509,476)	–
Warrant derivatives	(391,437)	–
Changes in fair value inputs and assumptions reflected in operations	731,919	–
Balances at end of period	$1,655,559	$–

	Three Months Ended
	July 31, 2026	July 31, 2025
Balances at beginning of period	$621,423	$–
Issuances:
Embedded derivatives – convertible notes payable	280,527	–
Embedded derivatives – convertible preferred stock	760,871
Warrant derivatives	–	–
Extinguishments:
Embedded derivatives	(420,239)	–
Warrant derivatives	–	–
Changes in fair value inputs and assumptions reflected in operations	412,977	–
Balances at end of period	$1,655,559	$–